MANAGEMENT AGREEMENTS AND FORTRESS FUNDS (Undistributed Incentive Income) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Management Agreements [Line Items]
Less: Gross intrinsic clawback per incentive income threshold tables - Private Equity Funds	$ (66,900)
Undistributed, net of intrinsic clawback	868,549	696,333	527,432
Private Equity Funds [Member]
Schedule of Management Agreements [Line Items]
Less: Gross intrinsic clawback per incentive income threshold tables - Private Equity Funds	(66,903)
Private Equity Funds [Member] | Outside of Investment Period [Member]
Schedule of Management Agreements [Line Items]
Undistributed incentive income, gross	15,910
Less: Gross intrinsic clawback per incentive income threshold tables - Private Equity Funds	(66,903)
Private Equity Funds [Member] | In Investment Period [Member]
Schedule of Management Agreements [Line Items]
Undistributed incentive income, gross	1,777
Less: Gross intrinsic clawback per incentive income threshold tables - Private Equity Funds	0
Credit PE Funds [Member] | Outside of Investment Period [Member]
Schedule of Management Agreements [Line Items]
Undistributed incentive income, gross	574,448
Less: Gross intrinsic clawback per incentive income threshold tables - Private Equity Funds	0
Credit PE Funds [Member] | In Investment Period [Member]
Schedule of Management Agreements [Line Items]
Undistributed incentive income, gross	249,945
Less: Gross intrinsic clawback per incentive income threshold tables - Private Equity Funds	0
Private Permanent Capital Vehicle [Member] | In Investment Period [Member]
Schedule of Management Agreements [Line Items]
Undistributed incentive income, gross	6,266
Hedge Funds Business [Member]
Schedule of Management Agreements [Line Items]
Undistributed incentive income, gross	87,106
Logan Circle [Member]
Schedule of Management Agreements [Line Items]
Undistributed incentive income, gross	$ 0